Shared Services Agreement	9 Months Ended
Sep. 30, 2013
Shared Services Agreement

NOTE 4 – SHARED SERVICES AGREEMENT

In connection with the Merger, the Company entered into a Shared Services Agreement (“Shared Services Agreement”) with Walker Digital Management (“WDM”), which became effective at the closing of the Merger. The cost of such services varies monthly based on the terms of the Shared Services Agreement. The Company incurred a nominal amount of cost under this Shared Services Agreement from the Closing of the Merger through September 30, 2013. The incurred expenses prior to the Closing of the Merger, including but not limited to executive compensation, information technology services and supplies, administrative and general services and supplies and rent and utilities, are based either on specific attribution of those expenses or, where necessary and appropriate, based on the Company’s best estimate of an appropriate proportional allocation.

The following table represent expenses contributed by WDM on behalf of the Company and expenses incurred under the Shares Services Agreement:

(dollars in thousands)

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
Operating Expenses:
Rent and Utilities	$19	$28	$63	$84
Compensation and benefits	596	1,085	769	1,759
Insurance	1	—	1	5
Telephone	1	2	6	8
Office Services and Supplies	18	7	32	19
Other	2	8	8	14

Total Operating Expenses:	$637	$1,130	$879	$1,889